                           [COLORADO BONDSHARES LOGO]

                               A Tax-Exempt Fund

                               SEMI-ANNUAL REPORT

                                 March 31, 1998
                                  (unaudited)

OFFICERS AND TRUSTEES
    GEORGE N. DONNELLY, PRESIDENT AND
    CHAIRMAN OF THE BOARD OF TRUSTEES
    ANDREW B. SHAFFER, SECRETARY,
    TREASURER AND TRUSTEE
    FRED R. KELLY, JR., PORTFOLIO MANAGER

INVESTMENT ADVISER
    FREEDOM FUNDS MANAGEMENT COMPANY

TRANSFER, SHAREHOLDER SERVICING, AND
DIVIDEND DISBURSING AGENT
    FREEDOM FUNDS MANAGEMENT COMPANY

DISTRIBUTOR
    SMITH HAYES FINANCIAL SERVICES CORP.

CUSTODIAN OF PORTFOLIO SECURITIES
    NORWEST INVESTMENTS AND TRUST,
    NORWEST BANK DENVER, N.A.

INDEPENDENT AUDITORS
    KPMG PEAT MARWICK LLP

LEGAL COUNSEL
    KUTAK ROCK





THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF COLORADO BONDSHARES - A TAX-EXEMPT FUND. THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE PORTFOLIO IN ADDITION TO OTHER PERTINENT INFORMATION. SHARES OF COLORADO BONDSHARES - A TAX-EXEMPT FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

May 21, 1998

Dear Shareholders:

Enclosed is our semiannual report for the period ended March 31, 1998. As we advance into 1998, Colorado BondShares continues to enjoy strong earnings, positive growth and a highly competitive posture. Several events are unfolding which make the future seem very bright indeed.

"Surging supply and static demand" were some of the buzz words in a recent Wall Street Journal article used to describe the recent bond market activity. Admittedly, these two factors do not typically foster healthy bond prices. However, they are occurring simultaneously with another, more pervasive, condition-low interest rates. The low borrowing costs induced first quarter bond issuances to rise to $68 billion (up 70% from 1997). This the highest volume since 1993 and over half of it is being used to fund new construction projects, not just refinancing old ones.

One of the biggest challenges we have faced has been a profound scarcity of suitable, non-rated tax-exempt product. Now, finally, that situation is abating and we, at Colorado BondShares, plan to take full advantage of this glut of bonds by investing our liquid funds longer term and locking in some attractive yields. Market analysts ponder the future direction of interest rates. Some believe that the Federal Reserve is on the verge of a rate increase as a preemptive move to curtail inflationary pressures. Still others are convinced that the economic indicators no longer tell the same story they used to and that we are, in fact, in a disinflationary economy. In short, it is still somewhat of a guessing game as to how the general market will respond during the rest of 1998. To us, though, the future direction of interest rates is not as relevant as the availability of suitable product. We grow increasingly confident that we will be able to find projects with interest rates at or near the levels of the bonds maturing. Hence we will be able to ensure the continuation and competitiveness of our income stream well into the future.

Yet another fact reaffirms the timeliness of investments in our market sector. The Taxpayer's Relief Act signed into law in 1997, contains numerous tax breaks which, at first blush, look quite generous. Unfortunately, also implemented were many offsetting provisions that limit, or preclude, certain individuals (some of 33 million Americans) from taking advantage of these perceived benefits because of their income level. Some individuals are actually paying more tax now than before the tax cuts. And, qualifying for the tax breaks may not be the most daunting problem. The effective dates, require some scrutiny to avoid making costly errors. The purest play for attractive after-tax income continues to be tax-exempt bonds.

Sincerely,



Fred R. Kelly, Jr.

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

          FACE                                                                                                MARKET
         AMOUNT                            COLORADO MUNICIPAL BONDS - 92.8%                                   VALUE
         ------                            --------------------------------                                   ------
      $   235,000   Academy Water and Sanitation District G.O. Series 1995, 6.20%-7.10% due
                        11/15/02-05                                                                       $    260,686
           25,000   Adams & Arapahoe Counties School District No. 31J G.O. Series 1989, 7.30% due
                        11/15/04 (b)                                                                            26,419
           75,000   Adams County Pollution Control Revenue Refunding Series 1986A, 7.375% due
                        11/01/09                                                                                76,145
          200,000   Arapahoe County Water and  Wastewater  Authority  Revenue Series 1994,
                        6.20%-6.30% due 12/01/03-04 (b)                                                        214,981
          250,000   Arapahoe Water and Sanitation District G.O. Refunding and Improvement Series
                        1986, 8.50% due 12/01/05                                                               292,433
          175,000   Arapahoe Water and Sanitation District G.O. Refunding and Improvement Series,
                        1988A, 9.25% due 12/01/13                                                              183,053
        1,000,000   Arapahoe Water and Sanitation District G.O. Refunding and Improvement Series,
                        1988A, 9.25% due 12/01/13 (b)                                                        1,046,360
        2,250,000   Arapahoe Water and Sanitation District G.O. Refunding Series 1995B, 8.50% due
                        12/01/20 (b)                                                                         2,647,305
           65,000   Arrowhead Metropolitan District G.O. Improvement Series 1995A, 5.90%-6.10% due
                        12/01/01-03                                                                             67,778
          100,000   Arrowhead Metropolitan District G.O. Refunding Series 1994, 5.70% due 12/01/03
                                                                                                               105,783
           70,000   City of Arvada G.O. Street and Bridge Refunding Series 1994, 3.80% due 12/01/99
                                                                                                                70,113
          550,000   Arvada Multifamily Rental Housing Revenue Series 1993, 7.50% due 12/15/18
                                                                                                               556,452
          250,000   City of Aspen G.O. Electric Refunding Series 1991, 5.35% due 10/01/98
                                                                                                               252,063
          306,040   Aurora Centretech  Metropolitan  District G.O. Refunding and Improvement Series
                        1994, 6.00% due 12/01/23                                                               306,034
          135,000   Bayfield School District No. 10 JT-R G.O. Refunding Series 1992, 5.50% due
                        09/15/98                                                                               136,096
          100,000   Beaver Creek Metropolitan District G.O. Refunding Series 1993, 4.60% due
                        12/01/98                                                                               100,640
        1,775,000   Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995, 8.50%
                        due 11/15/15                                                                         1,936,685
          460,000   Bell Mountain Ranch Phase II Metropolitan District Improvement Fee Revenue
                        Series 1997, 7.50% due 11/15/00                                                        460,708
          230,000   Bell Mountain Ranch Phase III Metropolitan District Improvement Fee Revenue
                        Series 1996, 7.00% due 11/15/99                                                        230,398
          345,000   Bell Mountain Ranch Phase III Metropolitan District Improvement Fee Revenue
                        Series 1997, 7.50% due 11/15/00                                                        345,531
          680,000   Bennett School District No. 29J G.O. (Adams & Arapahoe County) Ref. and
                        Imp. Series 1991, 6.35%-6.95% due 12/01/99-04                                          718,620

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

          FACE                                                                                                MARKET
         AMOUNT                            COLORADO MUNICIPAL BONDS - 92.8%                                   VALUE
         ------                            --------------------------------                                   ------
      $   145,000   City of Black Hawk Device Tax Revenue Series 1994, 5.55%-5.70% due
                        12/01/00-01                                                                        $   150,818
          200,000   City of Black Hawk Device Tax Revenue Series 1996, 5.75%-5.85% due
                        12/01/03-04                                                                            213,011
          350,000   City of Black Hawk G.O. Water Improvement Series 1992, 6.40%-6.80% due
                        12/01/98-00                                                                            366,808
          500,000   City of Boulder Open Space Acquisition Refunding Series 1989 7.20% due
                        08/15/13                                                                               525,655
          130,000   Boulder County Gunbarrel General Improvement District G.O. Series 1994,
                        4.90%-5.00% due 11/15/98-99                                                            131,863
          100,000   Boulder County Single Family Mortgage Revenue Series 1982A, 10.00% due
                        05/01/99                                                                                88,956
          210,000   Boulder County Zero Coupon Single Family Mortgage Revenue Series 1983,
                        11.00% due 12/01/14 (d)                                                                 37,699
           25,000   Boulder Valley School District No. RE-2 Series 1992A , 5.80% due 10/15/01
                                                                                                                26,426
          135,000   Boxelder Sanitation District Sewer Revenue Refunding and Improvement Series
                        1994, 5.60%-5.90% due 01/01/00-03                                                      139,529
          280,000   Town of Breckenridge  G.O.  Recreation Center Refunding Series 1993,
                        4.30%-4.45% due 12/01/99-00                                                            283,280
          488,691   Briargate Public Building Authority, Landowner Assessment Lien Series 1985A
                        and 1986A, 9.50%-10.25% due 06/15/95-05 (a)                                            322,629
           12,000   Castle Pines North Metropolitan District Tax Revenue Bonds Series 1994B,
                        5.05%, due 12/01/33 (h)                                                                  7,800
           25,000   Town of Castle Rock G.O. Series 1988-2 10.375%  due 12/01/08
                                                                                                                25,000
          530,000   Town of Castle Rock LID Series 1988-2D Special Assessment, 9.25%-10.375% due
                        12/01/08 (a)                                                                           185,500
          670,000   Town of Castle Rock G.O. Water Refunding Series 1993, 4.30%-4.65% due
                        12/01/98-00                                                                            676,840
           60,389   Centennial Downs Metropolitan District Cash Payment Deficiency Bond Series
                        1993, 8.09% due 12/01/34                                                                48,311
          588,601   Centennial Downs Metropolitan District Limited Tax Refunding Bond Series
                        1993, 8.09% due 12/01/34                                                               353,161
          271,980   Centennial Downs Metropolitan Interest Certificate Series 1993, 6.00% due
                        12/01/34 (c)                                                                             2,720
          100,000   Clear Creek School District No. Re-1 G.O. Improvement Series 1991, 5.90%
                        due 12/01/00                                                                           105,070
        2,009,520   Colorado Centre Metropolitan District Limited Tax and Special Rev. Series
                        1992A, principal only, 0.00% due 01/01/27 (e) (a)                                       20,095
        2,008,335   Colorado Centre Metropolitan District Limited Tax and Special Revenue
                        Series 1992A, interest only, 9.08% due 01/01/27 (f)                                  1,205,001

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

          FACE                                                                                                MARKET
         AMOUNT                            COLORADO MUNICIPAL BONDS - 92.8%                                   VALUE
         ------                            --------------------------------                                   ------
      $ 6,465,662   Colorado Centre Metropolitan District Limited Tax and Special Revenue
                        Series 1992B, 0.00% due 01/01/32 (g) (a)                                           $    64,657
          975,000   Colorado Health Facilities Authority Revenue Community Provider Pooled
                        Series 1987 7.25% due 07/15/98                                                         982,605
          190,000   Colorado Health Facilities Authority Refunding Revenue Porter Memorial
                        Hospital Series 1986A, 7.40% due 02/01/16 (b)                                          201,696
          520,000   Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue
                        Liberty Heights Project 1990 Subordinate Series B, 6.97% due 07/15/20 (d)              158,569
        1,000,000   Colorado Health Facilities Authority Revenue Steamboat Springs Hospital
                        Series 1997 5.30% due 09/15/2009-08                                                    998,700
        1,610,000   Colorado Postsecondary Educational Facilities Authority Revenue National
                        Technological University Project Series 1993, 7.375%-7.75% due 12/01/10              1,642,759
           70,000   Colorado Postsecondary Educational Facilities Authority Revenue The Naropa
                        Institutional Project Series 1990, 7.875% due 09/01/10 put 09/01/00                     70,000
          910,000   Colorado Springs Spring Creek G.I.D. G.O. Series 1995, 1.5% due 12/01/14 (h)               455,774
          325,000   Colorado Tech Center Metropolitan District G.O. Refunding Series 1989,
                        9.75% due 06/01/09 (b)                                                                 350,162
        1,180,000   Columbia Metropolitan District G.O. Improvement Series 1992, 7.60%-8.50%
                        due 11/01/00-11/01/12                                                                1,395,913
          100,000   City of Commerce City Special  Improvement  District No. 17 Special
                        Assessment, 6.90%-7.10% due 12/01/07 (b)                                               100,069
          525,000   Cordillera Metropolitan District G.O. Series 1994A, 8.00% due 12/01/09                     546,000
          500,000   Cordillera Metropolitan District G.O. Series 1994, 8.25% due 12/01/13                      520,000
        1,025,000   Cotton Ranch Metropolitan District Eagle County G.O. Series 1998A 7.25%
                        due 12/01/17                                                                         1,025,000
        2,250,000   Cottonwood Water and Sanitation District Refunding Series 1996, 7.60%
                        12/01/12                                                                             2,405,115
          240,000   Town of Crested Butte Sales Tax Revenue Series 1994, 6.10%-6.35% due
                        12/01/01-03                                                                            256,575
          125,000   Town of Crested Butte G.O. Water and Sewer Refunding Series 1993, 4.25% due
                        11/01/99                                                                               125,796
          375,000   City of Delta Sales and Use Tax Revenue Refunding Series 1994, 4.35%-4.65%
                        due 12/01/01-03                                                                        379,190
        2,250,000   City and County of Denver Excise Tax Revenue Series 1989 6.50% due 09/01/14              2,326,095

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

          FACE                                                                                                MARKET
         AMOUNT                            COLORADO MUNICIPAL BONDS - 92.8%                                   VALUE
         ------                            --------------------------------                                   ------
      $    72,000   City and County of Denver Lease Purchase Certificates Series 1993, 6.30%
                        due 01/01/02                                                                       $    72,200
           10,000   City and County of Denver Special Facilities Airport Revenue Series 1967,
                        5.375% due 01/01/99                                                                      9,945
           45,000   City and County of Denver Zero Coupon Single Family Mortgage Revenue Series
                        1984, 11.63% due 09/01/15 (d)                                                            6,862
           45,000   Denver West Metropolitan District Series 1997B 4.80% due 12/01/02                           45,128
          775,000   Denver West Metropolitan District Series 1997B 5.70% due 12/01/17                          775,000
           75,000   Town of Dillon G.O. Series 1992, 5.70%-5.90% due 10/01/99-00                                77,832
           95,000   Town of Dillon Excise Tax Revenue Series 1994, 5.80% - 5.90% due 06/01/02-03                99,089
          320,000   Douglas County LID #3 Series 1991, 10.00% due 08/01/02                                     320,000
           90,000   City of Durango First Mortgage Revenue Series 1995, 6.50% due 12/15/00                      91,331
           25,000   Eagle County Eagle Valley Library District G.O. (Limited Tax) Library
                        Series March 1, 1994, 4.45% due 12/01/98                                                25,130
           60,000   El Paso and Elbert Counties Joint School District No. 23-JT
                        G.O. Building Series 1994, 5.75% due 12/15/01                                           62,965
           90,000   El Paso County LID 85-2 Special  Assessment  Refunding Series 1988,
                        8.875%-9.00% due 09/01/00                                                                9,000
        1,200,000   El Paso County Multifamily Housing Briarglen Apartments Project Series
                        1994, 4.10% due 12/01/24 (h)                                                         1,200,000
          100,000   El Paso County Pheasant Run LID Special Assessment Bonds Series 1986-2,
                        9.25% due 09/01/98 (a)                                                                  25,000
          100,000   El Paso County School District No. 2 - Harrison G.O. Improvement Series
                        1994, 7.10% due 12/01/04                                                               115,984
          500,000   El Paso County School District No. 20 Zero Coupon G.O. Refunding Series
                        1993A, 6.10% due 06/15/08 (d)                                                          309,055
          150,000   Elbert County School District C-1 G.O. Series 1994, 4.40% due 12/01/02                     150,684
          155,000   City of Englewood Golf Course Revenue Series 1994, 4.35% due 12/01/00                      156,001
          100,000   Estes Park Urban Renewal  Authority Tax Increment  Revenue  Refunding Series
                        1993, 4.30% due 05/15/98                                                               100,065
          490,000   Evergreen Metropolitan District Water Revenue Refunding Series 1992A,
                        6.10%-6.25% due 07/15/98-99                                                            499,101
           10,000   Fairlake Metropolitan District G.O. Series 1991, 9.625% due 12/01/98                        10,338

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

          FACE                                                                                                MARKET
         AMOUNT                            COLORADO MUNICIPAL BONDS - 92.8%                                   VALUE
         ------                            --------------------------------                                   ------
      $ 1,500,000   Fairlake Metropolitan District G.O. Series 1989, 9.00% due 06/01/09
                                                                                                           $ 1,559,295
          355,000   Forest Hills Metropolitan District G.O. Refunding Series 1992B, 7.75% due
                        11/01/99                                                                               357,787
           25,000   Fort Collins Refunding Series B, 6.00%, due 12/01/02
                                                                                                                26,986
          150,000   Fraser Valley Metropolitan Recreation District GO. Refunding Series 1992,
                        5.20%-5.40% due 10/01/98-99                                                            152,316
           50,000   Town of Frederick G.O. Water Refunding Series 1993, 4.70% due 12/01/98
                                                                                                                50,284
          100,000   School District Fremont RE-1 G.O. Refunding Series 1990, 6.80% due 10/01/99
                                                                                                               101,487
          850,000   Gateway Village Improvement District G.O. Series 1995, 8.25%-8.75% due
                        12/01/05-14                                                                            874,163
          200,000   City of Glenwood Springs Sales and Use Tax Revenue Series 1992A, 5.90% due
                        12/01/02                                                                               202,552
          200,000   City of Golden Sales and Use Tax Revenue Series 1992, 4.50%-5.00% due
                        11/15/97-99                                                                            202,517
          300,000   City of Grand Junction Downtown Development Authority Tax Increment Revenue
                        Series 1996, 5.55%-5.65% due  11/15/04-05                                              316,806
          100,000   Greeley General Improvement District No. 1 G.O. Refunding Series July 15,
                        1994, 5.20%-5.30% due 10/01/98-99                                                      101,679
          280,000   Greenwood Metropolitan District G.O. Refunding Series 1994, 5.60%-7.00% due
                        12/01/98-04                                                                            301,627
          490,000   Greenwood North  Metropolitan  District G.O.  Refunding  Series 1993,
                        4.40%-5.00% due 12/01/98-01                                                            492,109
          220,000   Greenwood South  Metropolitan  District G.O.  Refunding  Series 1994,
                        6.25%-6.90% due 12/01/01-04                                                            236,186
          100,000   City of Greenwood Village Sales Tax Revenue Refunding Series 1993, 4.40%
                        due 12/01/99                                                                           100,996
          500,000   Hamilton Creek District Series 1990, 0.7% due 12/01/04 (g)                                 260,000
           55,000   Town of Hayden G.O. Water Refunding Series 1993, 4.30% due 09/01/99                         55,331
           10,000   Hyland Hills Park & Recreation District Special Revenue Improvement Series
                        1992, 7.10% due 12/15/00                                                                10,779
          340,000   Idledale Fire Protection District G.O. Series 1993,  5.20%-5.80% due
                        12/15/03-07                                                                            343,495
          480,000   La Plata County Recreational Facilities Revenue Refunding Durango Ski
                        Corporation Project Series 1989A, 9.00% due 02/01/10                                   465,600
          100,000   City of Lafayette Sales and Use Tax Revenue Series 1991, 5.70% due 11/15/98                101,288

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

          FACE                                                                                                MARKET
         AMOUNT                            COLORADO MUNICIPAL BONDS - 92.8%                                   VALUE
         ------                            --------------------------------                                   ------
      $    65,000   City of Lakewood Zero Coupon Single Family Mortgage Series 1985, 11.10% due
                        05/01/15 (d)                                                                       $    10,577
          315,000   City of Las Animas Water G.O. Series 1989, 8.60% due 12/01/09
                                                                                                               316,320
          300,000   Left Hand Water District Water Revenue Refunding Series 1993, 4.30%-4.45%
                        due 11/15/00-01                                                                        303,415
          135,000   Lookout Mountain Water District G.O. Refunding Series 1993, 5.20% due
                        12/01/01                                                                               139,456
        1,000,000   City of Louisville Sales Tax Revenue Series 1989, 8.60% due 11/15/13 (b)
                                                                                                             1,040,010
           35,000   City of Manitou Springs Water and Sewer Revenue Series 1992, 5.20% due
                        03/01/99                                                                                35,218
          220,000   Mesa County Single Family Mortgage Revenue Series 1982, 10.75% due 12/01/99
                        (a)                                                                                     17,600
        1,250,000   Mid Valley Metropolitan District G.O. Refunding & Improvement Series 1989,
                        8.90% due 12/15/04 (b)                                                               1,368,825
          140,000   Moffat School District No. 2 G.O. (Saguache County) Series 1994,
                        5.55%-5.90% due 12/01/98-01                                                            146,752
          320,000   City of Montrose Sales and Use Tax Revenue  Refunding Series 1993,
                        4.20%-4.40% due 08/15/99-00                                                            322,786
          250,000   City of Montrose Water and Sewer Revenue Refunding and Improvement Series
                        1993, 4.50%-4.65% due 10/01/01-02                                                      254,492
          155,000   Monument Sanitation District G.O. Refunding Series 1994, 5.80%-5.90% due
                        12/01/01-02                                                                            162,320
          255,000   Town of Mt. Crested Butte G.O. Refunding Series 1993, 4.40%-4.75% due
                        05/01/99-01                                                                            257,678
          750,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95% due 12/01/03                845,438
          350,000   Town of Nederland G.O. Water Refunding Series 1989, 8.50% due 08/15/13 (b)                 356,276
          225,000   North Jeffco Park and Recreation District Golf Course Revenue Series 1994,
                        5.80%-6.10% due 12/01/01-04                                                            240,036
           60,000   Northeast Teller County Fire Protection District G.O. Series 1988, 7.60% due
                        12/01/98                                                                                60,320
           20,000   Northgate Public Building Authority Landowner Assessment Lien Series 1987A,
                        8.25% due 12/01/00(a)                                                                    2,800
          200,000   City of Northglenn Water and Sewer Revenue Refunding Series 1992, 4.70% due
                        12/01/98                                                                               201,410
          100,000   Town of Palisade G.O. Water Refunding Series 1993B, 5.10% due 04/01/99                     101,283
        1,055,000   Panorama Metropolitan District G.O. Refunding Series 1989B, 9.00% due
                        12/01/09 (b)                                                                         1,153,811

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

          FACE                                                                                                MARKET
         AMOUNT                            COLORADO MUNICIPAL BONDS - 92.8%                                   VALUE
         ------                            --------------------------------                                   ------
      $   280,000   Town of Parker Sales and Use Tax Refunding Revenue Series 1993, 4.20%-4.30%
                        due 11/01/99-00                                                                    $   282,484
        1,900,000   Parker Jordan Metropolitan District Series 1998A 6.25% due 12/01/17
                                                                                                             1,889,170
           45,000   Pitkin County Sales Tax Revenue Series 1995, 5.30% due 12/01/00
                                                                                                                45,866
          200,000   Project 7 Water Authority Water Revenue Refunding Series 1993, 4.50% due
                        12/01/00                                                                               202,900
          205,000   Rangely Junior College District G.O. Building Series 1992, 6.15%-6.40% due
                        10/01/98-00                                                                            210,180
          210,000   Ridgway School District No. R-2 G.O. (Ouray County) Series 1994, 7.75% due
                        12/01/98-02                                                                            229,671
          159,868   Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/16
                                                                                                               131,092
          278,078   Roxborough Village Metropolitan District Series 1993B, principal only, 0.00%
                        due 12/31/21 (e)                                                                        16,685
          906,622   Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/32 (d)
                                                                                                                 9,066
           20,270   Roxborough Village Metropolitan District Series 1993B, interest only, 10.41%
                        due 01/01/43 (f)                                                                           203
          225,000   St. Charles Mesa Water District Water Revenue Refunding Series 1992, 5.55%
                        due 12/01/00                                                                           234,477
          500,000   City of Salida Sales Tax Revenue Refunding & Improvement Series 1990, 8.20%
                        due 12/01/11                                                                           513,280
          125,000   San Miguel County Housing Authority Multifamily Telluride Village Zero Coupon
                        Revenue Refunding Series 1993, 7.00% due 07/01/98 (d)                                  123,419
          535,000   San Miguel County Housing Authority Multifamily Telluride Village Revenue
                        Refunding Series 1993, 6.30% due 07/01/13                                              548,514
        1,250,000   Sand Creek Metropolitan District G.O. Limited Tax Bonds, Series 1997, 7.125%
                        due 12/1/16                                                                          1,250,000
          185,000   San Miguel County School District No. R-1 G.O. Series 1992, 8.50% due
                        12/01/98 (b)                                                                           190,866
        1,755,000   City of Sheridan G.O. Series 1997, 7.50% due 12/01/16                                    1,755,000
        1,900,000   Smith Creek Metropolitan District Revenue Series 1997, Variable Rate 3.50%
                        due 10/01/35 (h)                                                                     1,900,000
          230,000   Town of Snowmass Village Multifamily Housing Series 1990A, 7.60%-7.70% due
                        12/15/98-99                                                                            240,896
          210,000   Southgate Corporate Center Metropolitan District G.O. Refunding Series 1994,
                        5.50% due 12/01/98                                                                     210,840

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

          FACE                                                                                                MARKET
         AMOUNT                            COLORADO MUNICIPAL BONDS - 92.8%                                   VALUE
         ------                            --------------------------------                                   ------
      $ 1,000,000   Southpark Metropolitan District Refunding G.O. Series 1996, 6.60% due 12/01/13
                                                                                                           $   980,000
          305,000   Southtech Metropolitan District G.O. Refunding Series 1994, 5.10%-5.85% due
                        12/01/99-04                                                                            317,949
          100,000   Southwest Plaza Metropolitan District G.O. Refunding Series 1993, 5.00% due
                        12/01/99                                                                               101,758
          385,000   Squaw Creek Metropolitan District Revenue Series 1994, 5.25% due 12/01/13,
                        put 12/01/98                                                                           384,973
           40,000   City of Steamboat Springs Accommodations Tax Revenue Series 1995, 5.25% due
                        03/01/00                                                                                41,034
          200,000   Summit County Sewer Revenue Refunding Series 1992, 4.60% due 12/01/98                      201,296
          180,000   Superior Metropolitan District No. 2 G.O. Refunding Series 1994A, 5.90% due
                        12/01/98                                                                               180,756
           75,000   Swink School District No. 33 G.O. (Otero County) Building Bonds Series 1994,
                        8.40% due 12/15/00-03                                                                   87,671
          360,000   Telluride Hospital District Series 1997 4.60% - 4.8% due 12/01/00-02                       361,664
        2,000,000   Todd Creek Farms Metropolitan District #2 Series 1997 8.0% due 06/01/17-07               2,000,000
          300,000   Upper Eagle Regional Water Authority Water Refunding Series 1994, 5.50%-5.80%
                        due 12/01/99-01                                                                        311,049
          610,000   Valley Metropolitan District G.O. Revenue Series 1992, 7.00% due 12/15/06                  645,630
          100,000   Walsenburg Natural Gas Revenue Series 1968, 6.25% due 06/01/98-99                          101,174
          100,000   Weld County Reorganized School District RE-4 G.O. Series 1993, 4.65% due
                        12/01/00                                                                               101,826
          100,000   Westglenn Metropolitan District G.O. Refunding Series 1994, 4.80% due 12/01/98             100,733
          335,000   Town of Windsor, G.O. Water Refunding Series 1994, 4.4% -4.80% due 04/01/99-01             338,619
          125,000   City of Woodland Park Limited Sales Tax  Refunding  Bonds Series 1994A,  5.25%
                        due 6/01/98-12/01/98                                                                   125,785

                    Total Colorado Municipal Bonds (cost $62,314,578)                                       63,132,472
                                                                                                            ----------

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

           FACE                                                                                               MARKET
          AMOUNT                     COLORADO CERTIFICATES OF PARTICIPATION - 1.3%                            VALUE
          ------                     ---------------------------------------------                            ------
      $   155,000   Arapahoe County Recreation District Refunding Certificates of
                        Participation Series 1996, 5.00%-5.20% due 12/01/04-06                             $   162,163
          170,000   City of Central City Certificates of Participation City Hall Project
                        Series 1995, 6.50%-6.80% due 12/01/99-01                                               171,537
          100,000   El Paso County School District No. 49 (Falcon Schools) Refunding
                        Certificates of Participation Series 1995, 4.375% due 11/01/01                         101,114
          200,000   Gilpin County Certificates of Participation Dentention Facility Project
                        Series 1994, 6.60% due 10/15/01                                                        216,222
           50,000   Las Animas County School District No. 001 Certificates of Participation
                        Series 1991A, 8.00% due 12/01/10                                                        55,420
          145,000   Park School District R-3 Certificates of Participation Series 1996,
                        5.35%-5.45% due 06/01/04-05                                                            145,191

                    Total Colorado Certificates of Participation Bonds
                        (cost $858,641)                                                                        851,647
                                                                                                           -----------

                                COLORADO INDUSTRIAL DEVELOPMENT REVENUE BONDS - 3.9%
                                ----------------------------------------------------

          555,000   Adams County Robertson Association Series 1979, 9.00% due 06/15/04                         556,870
          200,000   City and County of Denver Desks Colorado Project Series 1983, 4.25% due
                        10/15/05 (put 10/15/98)                                                                200,038
        1,925,000   City of Fort Collins The Opera House Project Series 1986, 8.75%-10.00% due
                        12/01/10-16                                                                          1,888,473

                    Total Colorado Industrial Development Revenue Bonds
                        (cost $2,678,700)                                                                    2,645,381
                                                                                                           -----------

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

          FACE                                                                                                 MARKET
         AMOUNT                              OTHER MUNICIPAL BONDS-1.8%                                        VALUE
         ------                              --------------------------                                        ------
      $   100,000   City of Burnsville G.O. Tax Increment Refunding Series 1993C, 4.40% due
                        02/01/02                                                                          $   101,039
          205,000   Daggett County School District, G.O. Refunding Series 1993, 4.50%-4.65%
                        due 12/15/98-99                                                                       207,011
          515,000   Sandoval County, New Mexico Project Revenue Bonds, Series 1997, 7.50% due
                        08/15/06                                                                              515,000
          100,000   Santa Fe Public School District G.O. Series 1993, 4.00% due 06/15/99                      100,046
          100,000   Santa Fe Public School District G.O. Series 1994, 5.60% due 06/15/01                      101,792
          100,000   Washington County School District 007 Hillsboro Series 1989, 6.70% due
                        06/01/08 (b)                                                                          103,473
          120,000   West Wendover Recreation District G.O. Golf Course Improvement Refunding
                        Series 1993, 5.60% due 12/01/99                                                       123,268

                    Total Other Municipal Bonds (cost $1,256,731)                                           1,251,629
                                                                                                          -----------

                    Total investments, at value (cost $67,108,650)                     99.8%               67,881,129
                    Other assets net of liabilities                                      .2                   160,071
                                                                                      -----               -----------
                    Net assets                                                        100.0%              $68,041,200
                                                                                      =====               ===========

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

(a) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b) Originally issued as general obligation bonds but are now prerefunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity.

(d) Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g) Interest rate disclosed for cash flow bond represents the effective yield at March 31, 1998. Income on this security is derived from the cash flow of the issuer.

(h)   Represents current interest rate for a variable rate bond.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

      G.O.     - General Obligations
      LID      - Local Improvement District
      GID      - General Improvement District

See accompanying notes to financial statements.

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments, at value (cost $67,108,650) - see accompanying statement     $ 67,881,130
Cash                                                                           124,433
Interest receivable                                                          1,263,670
Shares of beneficial interest sold                                              49,812
                                                                          ------------

         Total assets                                                       69,319,045
                                                                          ------------

LIABILITIES

Payables and other liabilities:
    Dividends                                                                  205,843
    Shares of beneficial interest redeemed                                       2,000
    Investments purchased                                                    1,025,000
    Accrued expenses and other                                                  45,002
                                                                          ------------

    Total liabilities                                                        1,277,845

    Net Assets                                                            $ 68,041,200
                                                                          ============

COMPOSITION OF NET ASSETS

Paid-in capital                                                           $ 66,903,287
Undistributed net investment income                                            542,054
Accumulated net realized loss from investment transactions                    (176,620)
Net unrealized appreciation of investments (note 3)                            772,479
                                                                          ------------

         Net assets                                                       $ 68,041,200
                                                                          ============

Net asset value and redemption value per share (based on 7,050,096
    shares of beneficial interest outstanding)                              $   9.65
                                                                            ========

Maximum offering price per share (net asset value plus sales charge
    of 4.75% of offering price)                                             $  10.13
                                                                            ========


See accompanying notes to financial statements.

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

STATEMENT OF OPERATIONS

MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

Investment income - interest                                                 $ 2,842,468
                                                                             -----------

Expenses:
    Management fees (note 4)                                                     169,946
    Custodian fees (note 5)                                                       40,830
    Legal and auditing fees                                                       17,683
    Transfer agency expenses (note 4)                                             19,110
    Shareholders' reports and proxy statements                                    15,097
    Fidelity bond                                                                  1,146
    Registration fees                                                              1,820
    Trustees' fees                                                                   910
    Other                                                                            546
                                                                             -----------

          Total expenses                                                         267,088

Earnings credits on cash balances (note 5)                                       (40,830)
                                                                             -----------

          Net expenses                                                           226,258

          Net investment income                                                2,616,210

Realized and unrealized gain on investments:
    Net realized gain on investments                                             125,147
                                                                             -----------
    Net unrealized appreciation
    (depreciation) of investments:
       Beginning of the period                                                   914,519
       End of  the period                                                        772,479

          Net change in unrealized appreciation on investments                  (142,040)
                                                                             -----------

          Net realized and unrealized gain (loss) on investments                 (16,893)
                                                                             -----------

          Net increase in net assets resulting from operations               $ 2,599,317
                                                                             ===========


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED MARCH 31, 1998 AND SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                              Six Months Ended     Year Ended
                                                                  03/31/98          09/30/97
                                                                  --------          --------
From investment activities:
    Net investment income                                       $  2,616,210      $  3,651,580
    Net realized gain (loss) on investments                          125,147            66,006
    Net change in unrealized (depreciation) on investments          (142,040)        1,342,920
                                                                ------------      ------------

       Net increase in net assets resulting from operations        2,599,317         5,060,506
                                                                ------------      ------------

    Dividends to shareholders from net investment income          (2,095,574)       (3,640,860)
                                                                ------------      ------------

From beneficial interest transactions:
    Proceeds from sale of shares                                   3,191,445        16,889,528
    Dividends reinvested                                           1,284,360         2,375,147
    Payments for shares redeemed                                  (4,187,338)       (4,018,181)
          Increase in net assets derived from
              beneficial interest transactions                       288,467        15,246,494
                                                                ------------      ------------

          Net increase in net assets                                 792,210        16,666,140

Net assets:
    Beginning of  period                                          67,248,990        50,582,850
                                                                ------------      ------------

    End of period, including undistributed net investment
       income of $542,054 and $21,418 respectively              $ 68,041,200      $ 67,248,990
                                                                ============      ============

See accompanying notes to financial statements.

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS

                                                                               Year Ended September 30
                                                     ------------------------------------------------------------------------------
                                   Six Months
PER SHARE OPERATING DATA:            Ended
                                    3/31/98             1997             1996             1995             1994             1993
                                   ----------        ----------       ----------       ----------       ----------       ----------
Net asset value, beginning
    of period                      $     9.58        $     9.37             9.16             9.07             9.13             9.07
                                   ----------        ----------       ----------       ----------       ----------       ----------

Net investment income                     .37               .58              .61              .60              .63              .66

Net realized and unrealized
    gain (loss) on investments           (.01)              .21              .20              .09             (.06)             .07
                                   ----------        ----------       ----------       ----------       ----------       ----------

Increase (decrease) from
investment operations                     .36               .79              .81              .69              .57              .73
Dividends from net investment
    income                               (.29)             (.58)            (.60)            (.60)            (.63)            (.67)
                                                     ----------       ----------       ----------       ----------       ----------
       Net increase (decrease)
          in net asset value              .07               .21              .21              .09             (.06)             .06
                                   ----------        ----------       ----------       ----------       ----------       ----------

Net asset value, end of            $     9.65              9.58             9.37             9.16             9.07             9.13
                                   ==========        ==========       ==========       ==========       ==========       ==========
period

TOTAL RETURN, AT NET ASSET
    VALUE (1)                            3.81%+            8.66             9.15             8.05             6.50             8.53
                                   ==========        ==========       ==========       ==========       ==========       ==========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
    (000)s                         $   68,041            67,249           50,583           44,768           41,790           34,773
                                   ==========        ==========       ==========       ==========       ==========       ==========
Ratios to average net assets:
    Net investment income                3.84%+            6.13%            6.50%            6.81%            6.96%            7.27%
    Expenses, inclusive of
      expenses paid indirectly
      by the Fund (2)                     .78%*             .84%             .77%             .84%             .74%             .81%
    Expenses, net of
      expenses paid indirectly
      by the Fund (2)                     .66%*             .73%             .70%             .77%             .74%             .81%

Portfolio turnover rate (3)             13.81%            27.66%           24.53%           27.48%           22.04%            7.87%
                                   ==========        ==========       ==========       ==========       ==========       ==========


                                                              Year Ended September 30
                                   ------------------------------------------------------------------------------
                                      1992             1991             1990             1989             1988
                                   ----------       ----------       ----------       ----------       ----------
Net asset value, beginning
    of period                            8.96             8.93             9.61             9.59             9.43
                                   ----------       ----------       ----------       ----------       ----------

Net investment income                     .68              .71              .74              .74              .77

Net realized and unrealized
    gain (loss) on investments            .10              .03             (.68)             .03              .16
                                   ----------       ----------       ----------       ----------       ----------

Increase (decrease) from
investment operations                     .78              .74              .06              .77              .93
Dividends from net investment
    income                               (.67)            (.71)            (.74)            (.75)            (.77)
                                   ----------       ----------       ----------       ----------       ----------
       Net increase (decrease)
          in net asset value              .11              .03             (.68)             .02              .16
                                   ----------       ----------       ----------       ----------       ----------

Net asset value, end of                  9.07             8.96             8.93             9.61             9.59
                                   ==========       ==========       ==========       ==========       ==========
period

TOTAL RETURN, AT NET ASSET
    VALUE (1)                            9.09             8.49             0.61             8.49             9.57
                                   ==========       ==========       ==========       ==========       ==========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
    (000)s                             27,585           25,177           34,397           37,551           15,319
                                   ==========       ==========       ==========       ==========       ==========
Ratios to average net assets:
    Net investment income                7.61%            8.04%            7.85%            8.80%            7.38%
    Expenses, inclusive of
      expenses paid indirectly
      by the Fund (2)                     .94%            1.06%             .82%             .79%             .43%
    Expenses, net of
      expenses paid indirectly
      by the Fund (2)                     .94%            1.06%             .82%             .79%             .43%

Portfolio turnover rate (3)              5.00%            9.35%           34.54%           11.58%           11.12%
                                   ==========       ==========       ==========       ==========       ==========

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS, CONTINUED
--------------------------------------------------------------------------------

+     Not annualized
*     Annualized

1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) Absent voluntary expense reimbursement by the Fund's investment adviser, the expense ratio for the years and period ended September 30, 1989, 1988, and 1987 would have been .86%, 1.27%, and 3.13%, respectively. There have been no voluntary reimbursements subsequent to fiscal 1989.

(3) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation.

      Purchases and sales of investment securities (excluding short-term securities) for the period March 31, 1998 were $11,938,502 and $8,921,013, respectively.


See accompanying notes to financial statements.

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Colorado BondShares - A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (Freedom Funds). The following is a summary of significant accounting policies consistently followed by the Fund.

      INVESTMENT VALUATION

      The value of investments are determined using prices quoted by a national independent pricing service approved by the Fund's Board of Trustees. The pricing service values the municipal bonds taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other revenant trading or market factors. The Fund does not record amortization of premiums or accretion of discounts for financial statement purposes, except for original issued discounts on zero coupon bonds which are amortized to maturity using the effective yield method. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

      INCOME TAXES

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required. At March 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $176,620, expiring in 2002, 2003, and 2004.

      OTHER/SECURITY CREDIT RISK

      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in nonrated securities, which may be subject to a greater degree of credit risk, and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount and market value of bonds, for which the accrual of interest income has been discontinued, approximated $9,833,873 and $638,281 (.9% of net assets), respectively, as of March 31, 1998.

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------


      USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)   SHARES OF BENEFICIAL INTEREST

      At March 31, 1998, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the six month period ended March 31, 1998 and the fiscal year ended September 30, 1997 were as follows:

                               Six Months
                                 Ended
                                3/31/98        09/30/97
                              -----------     ----------
Proceeds from shares sold        330,731       1,794,879
Dividends reinvested             133,142         251,774
                              ----------      ----------
                                 463,873       2,046,653
Shares redeemed                 (433,348)       (426,982)
                              ----------      ----------

         Net change               30,525       1,619,761
                              ==========      ==========

(3)   UNREALIZED GAINS AND LOSSES

      At March 31, 1998, the net unrealized appreciation on investments of $772,479 was comprised of gross appreciation of $2,286,848 and gross depreciation of $1,514,369 .

(4)   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the six month period ended March 31, 1998. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)   EARNINGS CREDITS ON CASH BALANCES

      Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the custodian by the Fund which result in offsetting custodian fees incurred for the safeguarding of Fund assets.